Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' Equity
Schedule of treasury stock

As at December 31:	2019	2018
Total number of common shares held as treasury stock	65,647	65,647
Total carrying amount of treasury stock	$2,643	$2,643